Cover	12 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Marwynn Holdings, Inc.
Entity Central Index Key	0002030522